Parent Company Financial Information (Schedule Of Condensed Statements Of Condition) (Details) - USD ($)	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2012
Assets:
Securities available for sale, Fair Value	$ 3,929,846,000	[1]	$ 3,556,613,000	[2]
Allowance for loan losses	(210,242,000)		(232,448,000)		$ (253,809,000)	$ (276,963,000)
Investments in subsidiaries:
Other assets	1,438,790,000		1,385,572,000
Total assets	26,195,136,000		25,668,187,000
Liabilities and equity:
Other short-term borrowings	137,861,000		157,218,000
Term borrowings	1,315,176,000		1,880,105,000
Total liabilities	23,555,550,000		23,086,597,000
Total equity	2,639,586,000		2,581,590,000		2,488,377,000	2,499,530,000
Total liabilities and equity	26,195,136,000		25,668,187,000
Parent Company [Member]
Assets:
Cash	138,139,000		167,562,000		$ 81,271,000	$ 20,421,000
Securities available for sale, Fair Value	2,061,000		2,634,000
Notes receivable	3,339,000		3,460,000
Allowance for loan losses	(925,000)		(925,000)
Investments in subsidiaries:
Bank	2,619,715,000		2,761,725,000
Non-bank	27,677,000		17,870,000
Other assets	186,005,000		195,898,000
Total assets	2,976,011,000		3,148,224,000
Liabilities and equity:
Other short-term borrowings	0		3,000,000
Accrued employee benefits and other liabilities	140,588,000		138,233,000
Term borrowings	491,268,000		720,832,000
Total liabilities	631,856,000		862,065,000
Total equity	2,344,155,000		2,286,159,000
Total liabilities and equity	$ 2,976,011,000		$ 3,148,224,000

[1]	Includes $ 2.9 billion of securities pledged to secure public deposits, securities sold under agreements to repurchase, and for other purposes.
[2]	Includes $ 3.3 billion of securities pledged to secure public deposits, securities sold under agreements to repu rchase, and for other purposes .